Royalty expenses (Details)	12 Months Ended
Dec. 31, 2019
Other operating income
Royalty payable (as percent)	13.50%
Sanofi
Other operating income
Royalty payable (as percent)	13.00%
Inventor or SIP Technology
Other operating income
Royalty payable (as percent)	0.50%